Earnings per Common Share	6 Months Ended
Jun. 30, 2017
Earnings per Common Share [Abstract]
Earnings per Common Share

9.Earnings per Common Share

The computation of basic earnings per share is based on the weighted average number of common shares outstanding during the period.

	Three months ended June 30,		Six months ended June 30,
	2017	2016	2017	2016
Numerator
Net income attributable to Tsakos Energy Navigation Limited	3,575	16,414	21,053	41,839
Preferred share dividends Series B	(1,000)	(1,000)	(2,000)	(2,000)
Preferred share dividends Series C	(1,109)	(1,109)	(2,219)	(2,219)
Preferred share dividends Series D	(1,874)	(1,860)	(3,732)	(3,719)
Preferred share dividends Series E	(2,541)	—	(2,541)	—

Net (loss)/income attributable to common stockholders	$(2,949)	$12,445	$ 10,561	$ 33,901

Denominator

Weighted average common shares outstanding	84,284,281	85,510,215	84,126,285	86,071,582
Basic and diluted income / (loss) per common share	$ (0.03)	$ 0.15	$ 0.13	$ 0.39